Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation - The accompanying unaudited interim consolidated financial statements of Trxade Group, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s Form 10K.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the year ended December 31, 2018 as reported in the Company’s Annual Report on Form 10K have been omitted.

Basis of Presentation – Historically, operations have been funded primarily through the sale of equity or debt securities and operating activities. In 2018, the Company renewed outstanding debt (See Note 3 and 4), raised capital (See Note 5) and had positive operating cash flow from operations. The Company has the ability to maintain the current level of spending or reduce expenditures to maintain operations if funding is not available.

Equity Investments

Equity Investments – If the investments are less than 50% owned and more than 20% owned the entities use the equity method of accounting in accordance with ASC 323-10 – Investments – Equity Method and Joint Ventures.

The share of income (loss) of such entities is recorded as a single amount as share in equity income (loss) of investments. Dividends, if any, are recorded as a reduction of the investment.

Use of Estimates

Use of Estimates – In preparing these financial statements, management is required to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Reclassification		Reclassification – Certain prior year amounts have been reclassified to conform to the current year presentation.
Principle of Consolidation

Principle of Consolidation – The Company’s consolidated financial statements include the accounts of Trxade Group, Inc., Trxade, Inc., Integra Pharma Solutions, Inc., Alliance Pharma Solutions, LLC and Community Specialty Pharmacy, LLC. All significant intercompany accounts and transactions have been eliminated.

Cash and Cash Equivalents

Cash and Cash Equivalents – Cash in bank accounts are at risk to the extent that they exceed U.S. Federal Deposit Insurance Corporation insured amounts. All investments purchased with a maturity of three months or less are cash equivalents. Cash and cash equivalents are available on demand and are generally within of FDIC insurance limits for 2018.

Accounts Receivable

Accounts Receivable – The Company’s receivables are from customers and are collected within 90 days. The Company determines the allowance based on known troubled accounts, historical experience, and other currently available evidence. During the years ended December 31, 2018 and 2017, $2,271 of bad debt expense and $0 of recovery of bad debt was recognized, respectively.

Inventory

Inventory – Inventories are stated at the lower of cost or net realizable value. Cost is determined on a weighted average basis. On a quarterly basis, we analyze our inventory levels and no reserve is maintained as obsolete or expired inventories are written off. There is no reserve for inventory obsolescence during the periods presented.

Beneficial Conversion Features

Beneficial Conversion Features – The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible note payable and may not be settled in cash upon conversion, is treated as a discount to the convertible note payable. This discount is amortized over the period from the date of issuance to the date the note is due using the effective interest method. If the note payable is retired prior to the end of its contractual term, the unamortized discount is expensed in the period of retirement to interest expense. In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative value of detachable instruments included in the financing transaction, if any, to the fair value of the common shares at the commitment date to be received upon conversion.

Derivative Financial Instruments

Derivative financial instruments – The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses a Black-Scholes option pricing model, assuming maximum value, in accordance with ASC 815-15 “Derivative and Hedging” to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Fair Value of Financial Instruments

Fair Value of Financial Instruments – The Company measures its financial assets and liabilities in accordance with the requirements of FASB ASC 820, “Fair Value Measurements and Disclosures”. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date and includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category generally include non-exchange-traded derivatives such as commodity swaps, interest rate swaps, options and collars.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The Company does not have any assets or liabilities that are required to be measured and recorded at fair value on a recurring basis.

The carrying amounts of cash, accounts receivable, accounts payable, accrued liabilities and short-term debt approximate fair value because of the short-term nature of these instruments. The carrying amount of long-term debt approximates fair value because the debt is based on current rates at which the Company could borrow funds with similar maturities.

Goodwill

Goodwill – The Company accounts for goodwill and intangible assets in accordance with ASC 350 “Intangibles Goodwill and Other”. ASC 350 requires that goodwill and other intangibles with indefinite lives be tested for impairment annually or on an interim basis if events or circumstances indicate that the fair value of an asset has decreased below its carrying value. The Company performed impairment analysis using the qualitative analysis under ASC 350-20 and noted no impairment issues for 2018.

Revenue Recognition

Revenue Recognition – In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09 (Topic 606) “Revenue from Contracts with Customers.” Topic 606 supersedes the revenue recognition requirements in Accounting Standards Codification Topic 605, “Revenue Recognition”, and requires entities to recognize revenue when they transfer control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The Company adopted ASU 2014-09 using the modified retrospective approach effective January 1, 2018, under which prior periods were not retrospectively adjusted. The adoption of Topic 606 does not have a material impact to our consolidated financial statements, including the presentation of revenues in our Consolidated Statements of Operations.

Trxade, Inc. provides an online website service, a buying and selling marketplace for licensed Pharmaceutical Wholesalers to sell products and services to licensed Pharmacies. The Company charges Suppliers a transaction fee, a percentage of the purchase price of the Prescription Drugs and other products sold through its website service. The fulfillment of confirmed orders, including delivery and shipment of Prescription Drugs and other products, is the responsibility of the Supplier and not of the Company. The Company holds no inventory and assumes no responsibility for the shipment or delivery of any products or services from our website. The Company considers itself an agent for this revenue stream and as such, reports revenue as net. Step One: Identify the contract with the customer – Trxade, Inc.’s Terms and Use Agreement is acknowledged between the Wholesaler and Trxade, Inc. which outlines the terms and conditions. The collection is probable based on the credit evaluation of the Wholesaler. Step Two: Identify the performance obligations in the contract – The Company provides to the Supplier access to the online website, uploading of catalogs of products and Dashboard access to review status of inventory posted and processed orders. The Agreement requires the supplier to provide a catalog of pharmaceuticals for posting on the platform, deliver the pharmaceuticals and upon shipment remit the stated platform fee. Step Three: Determine the transaction price – The Fee Agreement outlines the fee based on the type of product, generic, brand or non-drug. There are no discounts for volume of transactions or early payment of invoices. Step Four: Allocate the transaction price – The Fee Agreement outlines the fee. There is no difference between contract price and “stand-alone selling price”. Step Five: Recognize revenue when or as the entity satisfies a performance obligation – Revenue is recognized the day the order has been processed by the Supplier.

Integra Pharma Solutions, LLC is a licensed wholesaler and sells to licensed pharmacies brand, generic and non-drug products. The Company takes orders for product and creates invoices for each order and recognizes revenue at the time the Customer receives the product. Customer returns are not material. Step One: Identify the contract with the customer – The Company requires that an application and a credit card for payment is completed by the Customer prior to the first order. Each transaction is evidenced by an order form sent by the customer and an invoice for the product is sent by the Company. The collection is probable based on the application and credit card information provided prior to the first order. Step Two: Identify the performance obligations in the contract – Each order is distinct and evidenced by the shipping order and invoice. Step Three: Determine the transaction price – The consideration is variable if product is returned. The variability is determined based on the return policy of the product manufacturer. There are no sales or volume discounts. The transaction price is determined at the time of the order evidenced by the invoice. Step Four: Allocate the transaction price – There is no difference between contract price and “stand-alone selling price”. Step Five: Recognize revenue when or as the entity satisfies a performance obligation - The Revenue is recognized when the Customer receives the product.

Community Specialty Pharmacy, LLC is in the retail pharmacy business. The Company fills prescriptions for drugs written by a doctor and recognizes revenue at the time the patient confirms delivery of the prescription. Customer returns are not material. Step One: Identify the contract with the customer – The prescription is written by a doctor for a Customer and delivered to the Company. The prescription identifies the performance obligations in the contract. The Company fills the prescription and delivers to the Customer the prescription, fulfilling the contract. The collection is probable because there is confirmation that the customer has insurance for the reimbursement to the Company prior to filling of the prescription. Step Two: Identify the performance obligations in the contract – Each prescription is distinct to the Customer. Step Three: Determine the transaction price – The consideration is not variable. The transaction price is determined to be the price of the prescription at the time of delivery which considers the expected reimbursements from third party payors (e.g., pharmacy benefit managers, insurance companies and government agencies). Step Four: Allocate the transaction price – The price of the prescription invoiced represents the expected amount of reimbursement from third party payors. There is no difference between contract price and “stand-alone selling price”. Step Five: Recognize revenue when or as the entity satisfies a performance obligation – Revenue is recognized upon the delivery of the prescription.

Cost of Goods Sold		Cost of Goods Sold – The company recognized cost of goods sold in 2018 from activities in Integra Pharma Solutions, LLC and Community Specialty Pharmacy, LLC, which were not active in 2017.
Stock-based Compensation

Stock-Based Compensation – The Company accounts for stock-based compensation to non-employees in accordance with the provision of ASC 505, “Equity Based Payments to Non-Employees” (“ASC 505”), which requires that such equity instruments are recorded at their fair value on the measurement date. The measurement of stock-based compensation is subject to periodic adjustment as the underlying instruments vest.

The Company accounts for stock-based compensation to employees in accordance with ASC 718, “Compensation-Stock Compensation”. ASC 718 requires companies to measure the cost of employee services received in exchange for an award of equity instruments, including stock options, based on the grant date fair value of the award and to recognize it as compensation expense over the period the employee is required to provide service in exchange for the award, usually the vesting period. Stock option forfeitures are recognized at the date of employee termination.

Income Taxes

Income Taxes – The Company accounts for income taxes utilizing ASC 740, “Income Taxes” (SFAS No. 109). ASC 740 requires the measurement of deferred tax assets for deductible temporary differences and operating loss carry forwards, and of deferred tax liabilities for taxable temporary differences. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. The effects of future changes in tax rates are not included in the measurement. The Company recognizes the amount of taxes payable or refundable for the current year and recognizes deferred tax liabilities and assets for the expected future tax consequences of events and transactions that have been recognized in the Company’s financial statements or tax returns. The Company currently has substantial net operating loss carry forwards. The Company has recorded a 100% valuation allowance against net deferred tax assets due to uncertainty of their ultimate realization. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Tax years from 2015 forward are open to examination by the Internal Revenue Service.

Income (loss) Per Share

ncome Per Common Share – Basic net income per common share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding. Diluted net income per common share is computed similar to basic net income per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The dilutive effect of the Company’s options and warrants is computed using the treasury stock method while the dilutive effect of our convertible notes is computed using the if-converted method.

The following table sets forth the computation of basic and diluted Income per Share:

	For three months ended June 30,		For six months ended June 30,
	2019	2018	2019	2018
Numerator:
Net Income	$57,981	$20,513	$183,210	$102,782

Numerator for basic and diluted EPS - income available to common Shareholders	57,981	$20,513	183,210	$102,782

Denominator:
Denominator for basic EPS – Weighted average shares	33,726,489	31,985,827	33,546,329	31,985,827
Dilutive Effect of Warrants, Options and Convertible Debt	2,627,262	2,493,579	2,807,422	2,486,984
Denominator for diluted EPS – adjusted Weighted average shares and assumed Conversions	36,353,751	34,479,406	36,353,751	34,472,811
Basic and Diluted income per common share	$0.00	$0.00	$0.01	$0.00

Income (loss) Per Share – Basic net income (loss) per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted net loss per common share is computed similar to basic net loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The treasury stock method and as if converted methods are used to determine the dilutive shares for our options and warrants and convertible notes, respectively.

The following table sets forth the computation of basic and diluted income per common share for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Numerator:
Net Income	$9,038	$288,983

Numerator for basic and diluted income available to common shareholders	$9,038	$288,983

Denominator:
Denominator for basic income per common share – Weighted average common shares outstanding	32,260,622	31,955,416
Dilutive effect of Common Stock Equivalents	2,697,880	2,130,835
Denominator for diluted income per common share – adjusted weighted average common shares outstanding	34,958,502	34,086,251
Basic and Diluted income per common share	$0.00	$0.01

Concentration of Credit Risks and Major Customers

Concentration of Credit Risks and Major Customers - Financial instruments that potentially subject the company to credit risk consist principally of cash and cash equivalents and receivables. The Company places its cash and cash equivalents with financial institutions. Deposits are insured to Federal Deposit Insurance Corp limits. During the years ended December 31, 2018 and 2017, sales to two customers each represent greater than 10% of revenue.

Recent Accounting Pronouncements

Recent Accounting Pronouncements – The Company has implemented all new relevant accounting pronouncements that are in effect through the date of these financial statements. The pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its consolidated financial position or results of operations.

Effective January 1, 2019, the Company adopted ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) using the required modified retrospective approach. The most significant changes under the new guidance include clarification of the definition of a lease, and the requirements for lessees to recognize a Right of Use (“ROU”) asset and a lease liability for all qualifying leases with terms longer than twelve months in the consolidated balance sheet. In addition, under Topic 842, additional disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. See Footnote #7 below for more detail on the Company’s accounting with respect to leases.

Effective January 1, 2019, the Company adopted ASU No. 2018-07, Compensation – Stock Based Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-7”), which aligns accounting for share-based payments issued to nonemployees to that of employees under the existing guidance of Topic 718, with certain exceptions. This update supersedes previous guidance for equity-based payments to nonemployees under Subtopic 505-50, Equity – Equity-Based Payments to Non-Employees. The adoption of ASU 2018-07 did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements – The Company has implemented all new relevant accounting pronouncements that are in effect through the date of these financial statements. The pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its consolidated financial position or results of operations.

In February 2016, the FASB issued ASU 2016-02, Leases, which will amend current lease accounting to require lessees to recognize (i) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and (ii) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. ASU 2016-02 does not significantly change lease accounting requirements applicable to lessors; however, certain changes were made to align, where necessary, lessor accounting with the lessee accounting model. This standard will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company adopted the provisions of this ASU at January 1, 2019.